RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Transactions with Related Parties
The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2015	2016	2017
	RMB	RMB	RMB
Repayments to Executive Principal of Ambow Research Center (Note i)	(3,960)	-	-
Collection from A, a member of management team of the Company	(1,670)	-	-
Repaid to A, a member of management team of the Company (Note ii)	(1,350)	-	-
Loan to/(collection from) a member of management team of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) (Note iii)	199	(24)	-
Loan to Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by a member of management team of Century Zhisheng (Note iii)	138	-	-
Borrowing from a member of management team of Century Zhisheng (iii)	1,089	-	-
Loan to (Settlement of loan with) B, a member of management team of the Company	400	-	-

Note (i) Due to the shortage of working capital, the Company borrowed funds from one management personnel. The borrowing of RMB 2,000 from the management personnel was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to the management personnel in the year ended December 31, 2015.

Note (ii) The borrowings from A, a member of management team of the Company, were fully repaid in 2015.

Note (iii) The loans to a member of management team of Century Zhisheng and borrowings from entities controlled by a member of management team of Century Zhisheng were made for operation purpose without interest bearing and maturity date. In 2017, the member of management team of Century Zhisheng was resigned, led to the reclassification of respective amounts due from and due to such member from related party to a third party.

Schedule of Balances with Related Parties
The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
A, a member of management team of the Company	1,100	-	-	-
A member of management team of Century Zhisheng (Note 25 a (iii))	185	-	4,232	-
Entity controlled by a member of management team of Century Zhisheng - Suzhou Chengpingheng Software Engineering Co., Ltd (Note 25a (iii))	138	-	-	-
Entity controlled by Executive Principal of Ambow Research Center - Shandong Shichuang Software Engineering Co., Ltd. (Note 25 a (iii))	-	-	3,430	3,430
B, a member of management team of the Company	400	-	-	-
	1,823	-	7,662	3,430